Unaudited Condensed Consolidated Statements of Changes in Equity(Deficit) - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2023	$ 7,890	$ 2,015	$ 19,467,664	$ 1,007,027	$ (14,835,585)	$ (1,221,021)	$ (51,725)	$ 4,376,265
Balance (in Shares) at Sep. 30, 2023	1,577,944	403,000
Net loss					(1,758,797)		(35,367)	(1,794,164)
Deemed distribution to non-controlling shareholder			(16,923)				16,923
Statutory reserve				82,519	(82,519)
Foreign currency translation adjustments						(9,159)	(596)	(9,755)
Balance at Mar. 31, 2024	$ 7,890	$ 2,015	19,450,741	1,089,546	(16,676,901)	(1,230,180)	(70,765)	2,572,346
Balance (in Shares) at Mar. 31, 2024	1,577,944	403,000
Balance at Sep. 30, 2024	$ 7,890	$ 2,015	19,450,741	1,007,027	(18,541,751)	(1,208,386)	(306,165)	411,371
Balance (in Shares) at Sep. 30, 2024	1,577,944	403,000
Net loss					(4,794,677)		(58,708)	(4,853,385)
Foreign currency translation adjustments						165,940	10,297	176,237
Balance at Mar. 31, 2025	$ 7,890	$ 2,015	$ 19,450,741	$ 1,007,027	$ (23,336,428)	$ (1,042,446)	$ (354,576)	$ (4,265,777)
Balance (in Shares) at Mar. 31, 2025	1,577,944	403,000